UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3229

                               Scudder Funds Trust
                               -------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short-Term Bond Fund
Investment Portfolio as of March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                   Principal
                                                                                        Amount ($)      Value ($)
                                                                               ----------------------------------
Corporate Bonds 26.6%
Consumer Discretionary 2.0%
Clear Channel Communications, Inc., 6.0%, 11/1/2006                                4,000,000           4,076,360
Continental Cablevision, Inc., 8.3%, 5/15/2006                                     4,500,000           4,675,855
Cox Communications, Inc., 7.75%, 8/15/2006                                         2,500,000           2,609,348
Daimlerchrysler NA Holding Corp., 4.125%, 3/7/2007                                 2,000,000           1,971,880
Fortune Brands, Inc., 2.875%, 12/1/2006                                            2,000,000           1,963,474
Liberty Media Corp., Series A, 3.5%, 9/25/2006                                     1,000,000             985,576
Target Corp., 5.95%, 5/15/2006                                                     1,000,000           1,020,678
Time Warner, Inc., 6.15%, 5/1/2007 (c)                                             1,000,000           1,032,198
                                                                                                   -------------
                                                                                                      18,335,369

Consumer Staples 2.9%
Altria Group, Inc., 7.2%, 2/1/2007                                                 4,500,000           4,710,217
Bottling Group LLC, 2.45%, 10/16/2006                                              1,500,000           1,465,496
Coca-Cola Enterprises, Inc., 2.5%, 9/15/2006                                       2,500,000           2,444,463
General Mills, Inc.:
2.625%, 10/24/2006                                                                 1,000,000             977,412
5.125%, 2/15/2007                                                                  1,500,000           1,525,291
Kraft Foods, Inc.:
4.625%, 11/1/2006                                                                  6,500,000           6,542,581
5.25%, 6/1/2007                                                                    1,000,000           1,018,056
Nabisco, Inc., 7.05%, 7/15/2007                                                    1,000,000           1,051,827
PepsiCo, Inc., 3.2%, 5/15/2007                                                     1,500,000           1,473,386
Tyson Foods, Inc., 7.25%, 10/1/2006                                                2,850,000           2,973,701
Wal-Mart Stores, Inc., 5.45%, 8/1/2006                                             1,500,000           1,529,225
                                                                                                   -------------
                                                                                                      25,711,655

Energy 1.3%
Alabama Power Co.:
2.8%, 12/1/2006                                                                    2,823,000           2,765,938
Series CC, 3.5%, 11/15/2007                                                          761,000             745,520
Devon Energy Corp., 2.75%, 8/1/2006                                                4,000,000           3,912,200
Sempra Energy, 4.621%, 5/17/2007                                                   4,500,000           4,517,838
                                                                                                   -------------
                                                                                                      11,941,496

Financials 15.8%
ABN Amro Bank NV Chicago, 7.55%, 6/28/2006                                         1,000,000           1,042,117
American Express Co., 5.5%, 9/12/2006                                              1,500,000           1,530,461
American General Finance Corp.:
3.0%, 11/15/2006                                                                   1,500,000           1,475,383
Series H, 4.5%, 11/15/2007 (c)                                                     2,500,000           2,503,390
Series F, 5.875%, 7/14/2006                                                        3,000,000           3,066,837
Bank of America Corp.:
4.75%, 10/15/2006 (c)                                                              5,000,000           5,050,990
5.25%, 2/1/2007 (c)                                                                1,500,000           1,528,392
Bank One Corp.:
6.875%, 8/1/2006                                                                   1,000,000           1,036,998
7.6%, 5/1/2007                                                                     4,000,000           4,260,616
Bear Stearns Companies, Inc., 5.7%, 1/15/2007                                      1,500,000           1,537,940
Berkshire Hathaway Finance Corp., 3.4%, 7/2/2007                                   1,500,000           1,478,099
Boeing Capital Corp.:
5.65%, 5/15/2006 (c)                                                               2,000,000           2,035,310
5.75%, 2/15/2007 (c)                                                               1,000,000           1,026,897
Caterpillar Financial Services Corp.:
2.59%, 7/15/2006                                                                   3,000,000           2,948,604
Series F, 3.8%, 2/8/2008                                                           2,500,000           2,458,595
CIT Group, Inc.:
5.5%, 11/30/2007                                                                   1,000,000           1,024,009
7.375%, 4/2/2007                                                                   1,000,000           1,057,485
Citigroup, Inc.:
3.5%, 2/1/2008                                                                     5,000,000           4,882,175
5.5%, 8/9/2006                                                                     2,000,000           2,037,686
Credit Suisse First Boston USA, Inc.:
5.75%, 4/15/2007                                                                   1,500,000           1,543,443
5.875%, 8/1/2006                                                                   2,500,000           2,559,953
EOP Operating LP, 7.75%, 11/15/2007 (c)                                            1,000,000           1,076,092
Fifth Third Bancorp, 2.7%, 1/30/2007                                               1,000,000             973,199
FleetBoston Financial Corp., 4.875%, 12/1/2006                                     1,000,000           1,013,174
Ford Motor Credit Co.:
6.5%, 1/25/2007 (c)                                                                6,500,000           6,565,929
6.875%, 2/1/2006                                                                   6,500,000           6,588,387
7.2%, 6/15/2007                                                                    2,500,000           2,549,730
General Electric Capital Corp.:
2.8%, 1/15/2007                                                                    1,000,000             977,557
3.5%, 8/15/2007 (c)                                                                1,000,000             982,075
Series A, 4.125%, 3/4/2008                                                         3,500,000           3,473,879
Series A, 5.0%, 2/15/2007 (c)                                                      1,500,000           1,522,821
Series A, 5.375%, 3/15/2007 (c)                                                    3,500,000           3,575,677
Series A, 6.5%, 12/10/2007                                                         3,000,000           3,159,414
General Motors Acceptance Corp.:
4.5%, 7/15/2006 (c)                                                                3,500,000           3,414,183
6.125%, 9/15/2006                                                                  2,000,000           1,990,776
6.125%, 2/1/2007                                                                   1,000,000             983,473
6.15%, 4/5/2007                                                                    1,000,000             980,937
Hartford Financial Services Group, Inc., 2.375%, 6/1/2006                          1,500,000           1,465,994
HSBC Finance Corp.:
4.125%, 3/11/2008                                                                  1,500,000           1,488,594
4.625%, 1/15/2008                                                                  2,500,000           2,506,530
5.75%, 1/30/2007                                                                   1,500,000           1,539,586
7.875%, 3/1/2007 (c)                                                               1,500,000           1,597,821
John Deere Capital Corp.:
Series D, 3.875%, 3/7/2007                                                         5,000,000           4,971,325
5.125%, 10/19/2006                                                                 1,000,000           1,015,748
JPMorgan Chase & Co.:
5.25%, 5/30/2007                                                                   1,500,000           1,529,554
5.35%, 3/1/2007                                                                    2,500,000           2,550,490
5.625%, 8/15/2006                                                                  2,500,000           2,551,570
Lehman Brothers Holdings, Inc.:
6.25%, 5/15/2006                                                                   3,500,000           3,583,772
8.25%, 6/15/2007                                                                   1,000,000           1,083,080
Marshall & Ilsley Corp.:
2.625%, 2/9/2007                                                                   1,000,000             974,635
5.75%, 9/1/2006                                                                    2,570,000           2,635,391
MBNA America Bank NA, 6.5%, 6/20/2006                                              1,500,000           1,541,759
Merrill Lynch & Co., Inc.:
3.0%, 4/30/2007                                                                    1,000,000             978,461
Series B, 4.0%, 11/15/2007 (c)                                                     3,000,000           2,981,529
Morgan Stanley:
5.8%, 4/1/2007                                                                     3,500,000           3,598,294
6.875%, 3/1/2007 (c)                                                               1,000,000           1,051,727
PNC Funding Corp., 5.75%, 8/1/2006                                                 1,500,000           1,533,174
SLM Corp., Series A, 5.625%, 4/10/2007                                             1,000,000           1,025,551
SunTrust Banks, Inc., 7.375%, 7/1/2006                                             1,000,000           1,037,120
Textron Financial Corp., Series E, 4.125%, 3/3/2008                                1,500,000           1,489,137
The Goldman Sachs Group, Inc., 4.125%, 1/15/2008                                   1,500,000           1,487,358
Toyota Motor Credit Corp., 2.7%, 1/30/2007                                         2,000,000           1,951,672
US Bancorp:
Series N, 3.95%, 8/23/2007 (c)                                                     1,000,000             995,482
6.75%, 10/15/2005 (c)                                                                 15,000              15,232
Wachovia Corp., 4.95%, 11/1/2006                                                   1,000,000           1,012,463
Washington Mutual, Inc., 5.625%, 1/15/2007                                         3,500,000           3,578,740
Wells Fargo & Co.:
5.125%, 2/15/2007                                                                  1,500,000           1,526,645
5.9%, 5/21/2006                                                                    1,500,000           1,531,846
                                                                                                   -------------
                                                                                                     142,742,963

Health Care 0.3%
Abbott Laboratories, 5.625%, 7/1/2006                                              1,500,000           1,527,901
Pfizer, Inc., 2.5%, 3/15/2007                                                      1,000,000             972,638
                                                                                                   -------------
                                                                                                       2,500,539

Industrials 0.6%
First Data Corp., 4.7%, 11/1/2006                                                  1,000,000           1,008,698
General Dynamics Corp., 2.125%, 5/15/2006                                          1,000,000             980,081
Raytheon Co., 6.75%, 8/15/2007                                                     1,753,000           1,844,415
United Technologies Corp., 7.0%, 9/15/2006                                         1,000,000           1,039,608
                                                                                                   -------------
                                                                                                       4,872,802

Information Technology 0.2%
Hewlett-Packard Co., 5.75%, 12/15/2006                                               500,000             512,706
IBM Corp., 4.875%, 10/1/2006                                                       1,500,000           1,520,061
                                                                                                   -------------
                                                                                                       2,032,767

Materials 0.6%
Dow Chemical Co., 5.0%, 11/15/2007                                                 2,000,000           2,025,510
Praxair, Inc., 6.9%, 11/1/2006                                                     1,000,000           1,045,825
Weyerhaeuser Co.:
6.0%, 8/1/2006                                                                     2,000,000           2,049,954
6.125%, 3/15/2007                                                                    441,000             456,300
                                                                                                   -------------
                                                                                                       5,577,589

Telecommunication Services 1.5%
BellSouth Corp., 5.0%, 10/15/2006                                                  2,500,000           2,533,590
Cingular Wireless LLC, 5.625%, 12/15/2006 (c)                                      1,000,000           1,021,579
SBC Communications, Inc., 5.75%, 5/2/2006                                          2,700,000           2,749,337
Sprint Capital Corp., 6.0%, 1/15/2007                                              3,000,000           3,083,934
Verizon Global Funding Corp., 6.125%, 6/15/2007 (c)                                1,500,000           1,555,898
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                   2,500,000           2,546,865
                                                                                                   -------------
                                                                                                      13,491,203

Utilities 1.4%
Ameren Corp., 4.263%, 5/15/2007                                                    2,571,000           2,565,290
American Electric Power Co., Inc., Series A, 6.125%, 5/15/2006                     3,500,000           3,577,833
National Rural Utilities Cooperative Finance Corp., 6.0%, 5/15/2006                2,500,000           2,555,795
Northern States Power Co., 2.875%, 8/1/2006                                        2,000,000           1,971,918
Southern California Edison Co., 8.0%, 2/15/2007                                      327,000             348,192
Wisconsin Electric Power Co., 3.5%, 12/1/2007                                      2,000,000           1,959,040
                                                                                                   -------------
                                                                                                      12,978,068


Total Corporate Bonds (Cost $252,543,228)                                                            240,184,451
                                                                                                   -------------
Foreign Bonds - US$ Denominated 1.9%
Financials 0.9%
BP Capital Markets PLC, 2.75%, 12/29/2006                                          2,500,000           2,450,385
Diageo Finance BV, 3.0%, 12/15/2006                                                1,500,000           1,471,098
Glaxosmithkline Capital PLC, 2.375%, 4/16/2007                                       500,000             483,851
Rio Tinto Financial USA Ltd., 5.75%, 7/3/2006                                      2,000,000           2,046,834
Svensk Exportkredit AB, 2.875%, 1/26/2007 (c)                                      1,500,000           1,469,026
                                                                                                   -------------
                                                                                                       7,921,194

Energy 0.5%
Conoco Funding Co., 5.45%, 10/15/2006
(Cost $3,994,240)                                                                  4,000,000           4,085,480
                                                                                                   -------------

Industrials 0.3%
Tyco International Group SA, 5.8%, 8/1/2006                                        2,500,000           2,552,523
                                                                                                   -------------
Sovereign Bonds 0.2%
Province of Ontario, 2.65%, 12/15/2006 (c)                                         2,000,000           1,956,990
                                                                                                   -------------

Total Foreign Bonds - US$ Denominated (Cost $16,807,080)                                              16,516,187
                                                                                                   -------------
Asset Backed 12.1%
Automobile Receivables 2.0%
Americredit Automobile Receivables Trust:
"A4A", Series 2003-AM, 3.1%, 11/6/2009                                               610,000             604,021
"A4", Series 2002-C, 3.55%, 2/12/2009                                              1,405,000           1,398,449
Ford Credit Auto Owner Trust:
"C", Series 2004-A, 4.19%, 7/15/2009                                               4,000,000           3,958,661
"C", Series 2002-C, 4.81%, 3/15/2007                                               1,095,000           1,101,070
Hyundai Auto Receivables Trust:
"B", Series 2002-A, 144A, 3.54%, 2/16/2009                                         4,020,000           4,011,335
"D", Series 2004-A, 4.1%, 8/15/2011                                                1,650,000           1,626,241
Union Acceptance Corp., "A4", Series 2000-D, 6.89%, 4/9/2007                       2,669,192           2,667,338
WFS Financial Owner Trust, "A4A", Series 2002-1, 4.87%,
9/20/2009                                                                          1,451,117           1,462,434
World Omni Auto Receivables Trust, "B", Series 2002-A,
3.75%, 7/15/2009                                                                     789,854             788,974
                                                                                                   -------------
                                                                                                      17,618,523

Credit Card Receivables 6.0%
Capital One Master Trust, "A", Series 1999-3, 3.06%*, 9/15/2009                    3,900,000           3,911,967
Capital One Multi-Asset Execution Trust, "C2", Series 2003-C2,
4.32%, 4/15/2009                                                                   1,850,000           1,853,900
Circuit City Credit Card Master Trust, "CTFS", Series 2003-2,
144A, 6.81%*, 4/15/2011                                                            2,750,000           2,826,582
Fleet Credit Card Master Trust II, "A", Series 2001-A, 2.96%*,
8/15/2008                                                                          2,500,000           2,503,022
MBNA Master Credit Card Trust, "A", Series 1998-G, 2.94%*,
2/17/2009                                                                         16,470,000          16,498,245
Pass-Through Amortizing Credit Card Trust, "A1FX", Series 2002-1A,
144A, 4.096%, 6/18/2012                                                              846,867             848,539
Providian Gateway Master Trust:
"A", Series 2000-B, 144A, 3.09%*, 3/16/2009                                       16,470,000          16,491,754
"D", Series 2004-DA, 144A, 4.4%, 9/15/2011                                         7,960,000           7,803,287
"D", Series 2004-FA, 144A, 4.45%, 11/15/2011                                       1,530,000           1,498,922
                                                                                                   -------------
                                                                                                      54,236,218

Home Equity Loans 0.6%
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032                                 1,525,362           1,494,855
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%,
8/20/2029                                                                          2,802,691           2,797,782
Residential Asset Securities Corp., "AI4", Series 2002-KS6,
4.38%, 7/25/2030                                                                   1,007,433           1,008,185
                                                                                                   -------------
                                                                                                       5,300,822

Manufactured Housing Receivables 0.5%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027                                                 309,849             317,642
"A5", Series 1994-1, 7.65%, 4/15/2019                                                348,580             364,271
"B2", Series 1996-5, 8.45%, 7/15/2027**                                            6,546,356                 655
Oakwood Mortgage Investors, Inc., "A3", Series 1999-B, 6.45%,
11/15/2017                                                                         1,702,530           1,396,664
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%,
7/7/2027                                                                           2,557,498           2,683,499
                                                                                                   -------------
                                                                                                       4,762,731

Miscellaneous 3.0%
Caterpillar Financial Asset Trust, "B", Series 2002-A,
4.03%, 5/26/2008                                                                   1,580,000           1,582,156
CIT RV Trust:
"A5", Series 1998-A, 6.12%, 11/15/2013                                             1,370,000           1,396,988
"A5", Series 1999-A, 6.24%, 8/15/2015                                              6,450,000           6,625,052
"A7", Series 1997-A, 6.4%, 8/15/2013                                               5,954,549           5,995,199
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%,
10/8/2018                                                                          5,072,000           4,972,809
PP&L Transition Bond Co. LLC, "A7", Series 1999-1, 7.05%,
6/25/2009                                                                          1,010,000           1,055,080
SLM Student Loan Trust, "A1", Series 2005-2, 2.71%*, 4/25/2010                     4,940,000           4,931,362
                                                                                                   -------------
                                                                                                      26,558,646


Total Asset Backed (Cost $117,907,953)                                                               108,476,940
                                                                                                   -------------

US Government Backed 15.4%
US Treasury Note:
2.375%, 8/15/2006 (c)                                                              4,584,000           4,507,181
2.875%, 11/30/2006 (c)                                                            18,260,000          18,011,773
3.125%, 1/31/2007 (c)                                                             11,430,000          11,300,521
3.375%, 2/28/2007 (c)                                                             54,280,000          53,883,485
3.375%, 2/15/2008                                                                  3,085,000           3,038,725
3.75%, 3/31/2007                                                                  48,000,000          47,956,875
                                                                                                   -------------
Total US Government Backed (Cost $139,258,536)                                                       138,698,560


US Government Sponsored Agency 0.2%
Federal National Mortgage Association, 2.625%, 11/15/2006
(Cost $1,740,603)                                                                  1,745,000           1,710,234
                                                                                                   -------------

US Government Agency Sponsored Pass-Throughs 0.1%
Federal National Mortgage Association, 8.0%, 7/1/2015
(Cost $825,463)                                                                      818,810             866,159
                                                                                                   -------------

Commercial and Non-Agency Mortgage-Backed Securities 21.6%
Amresco Commercial Mortgage Funding:
"A3", Series 1997-C1, 7.19%, 6/17/2029                                             4,451,412           4,603,522
"B", Series 1997-C1, 7.24%, 6/17/2029                                              2,700,000           2,833,884
Bank of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%*, 10/20/2032                                              740,063             720,993
"B1", Series 2002-H, 4.711%*, 8/25/2032                                            1,824,675           1,822,794
"B2", Series 2002-H, 4.711%*, 8/25/2032                                            1,269,485           1,268,175
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 1.108%*, 7/11/2042 (e)                     84,945,000           3,640,717
"X2", Series 2002-TOP8, 144A, Interest Only, 2.324%*, 8/15/2038 (e)              163,125,883          13,826,583
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A,
Interest Only, 2.266%*, 5/15/2035 (e)                                             59,763,420           3,841,509
Chase Commercial Mortgage Securities Corp., "A2", Series 1997-2,
6.6%, 12/19/2029                                                                   7,380,859           7,717,202
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2,
6.04%, 9/15/2030                                                                   9,000,000           9,389,340
CS First Boston Mortgage Securities Corp.:
"A1C", Series 1997-C1, 7.24%, 6/20/2029                                           11,420,106          11,922,804
"M1", Series 2001-10R, 144A, 8.623%*, 12/27/2028                                      64,915              64,915
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1,
6.538%, 6/15/2031                                                                 10,376,770          10,851,698
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A,
6.82%, 10/15/2030                                                                  7,313,997           7,650,039
First Union-Lehman Brothers Commercial Mortgage, "A3",
Series 1997-C2, 6.65%, 11/18/2029                                                 14,809,690          15,500,451
First Union-Lehman Brothers-Bank of America:
"A1", Series 1998-C2, 6.28%, 11/18/2035                                            2,186,795           2,185,721
"A2", Series 1998-C2, 6.56%, 11/18/2035                                            5,240,000           5,520,416
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 5/15/2035                                               287,718             288,076
"A3", Series 1997-C1, 6.869%, 7/15/2029                                            1,983,159           2,075,386
Greenwich Capital Commercial Funding Corp., "XP",
Series 2005-GG3, 144A, Interest Only, 0.981%*, 8/10/2042 (e)                     160,751,000           6,248,874
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                                  5,208,159           5,452,816
JPMorgan Chase Commercial Mortgage Securities, "A1",
Series 2004-CB9, 3.475%*, 6/12/2041                                                8,955,072           8,752,479
LB-UBS Commercial Mortgage Trust:
"XCP", Series 2003-C7, 144A, Interest Only, 0.841%*, 7/15/2037 (e)               269,210,000           4,939,815
"XCP", Series 2004-C6, 144A, Interest Only, 0.929%*, 8/15/2036 (e)                98,268,845           3,072,002
"XCP", Series 2004-C7, 144A, Interest Only, 1.006%*, 10/15/2036 (e)              302,575,000          10,375,599
Merrill Lynch Mortgage Investors, Inc.:
"A2", Series 1998-C2, 6.39%, 2/15/2030                                            11,544,548          12,049,241
"A3", Series 1996-C2, 6.96%, 11/21/2028                                            3,595,220           3,704,528
"A3", Series 1997-C1, 7.12%, 6/18/2029                                             3,213,035           3,328,841
Morgan Stanley Capital I:
"A1", Series 2004-T15, 4.13%, 6/13/2041                                            9,561,094           9,446,615
"A2", Series 1998-WF1, 6.55%, 3/15/2030                                            4,152,500           4,352,196
Nationslink Funding Corp., "A1", Series 1998-2, 6.001%,
8/20/2030                                                                            104,391             105,102
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4,
144A, 6.588%*, 7/28/2024                                                             306,168             310,821
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1, 7.52%,
7/15/2008                                                                          2,081,696           2,186,084
Prudential Home Mortgage Securities, "4B", Series 1994-A,
144A, 6.73%*, 4/28/2024                                                               71,914              71,914
Prudential Securities Secured Financing Corp., "A1B",
Series 1998-C1, 6.506%, 7/15/2008                                                  8,910,000           9,371,736
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17,
144A, Interest Only, 0.473%*, 3/15/2042 (e)                                      330,085,808           5,415,470

Total Commercial and Non-Agency Mortgage-Backed Securities                                         -------------
(Cost $199,911,353)                                                                                  194,908,358


Collateralized Mortgage Obligations 15.8%
Fannie Mae Grantor Trust:
"A2", Series 2004-T4, 3.93%, 2/25/2020                                             4,350,000           4,323,648
"A1", Series 2001-T8, 7.5%, 7/25/2041                                              1,643,332           1,725,590
Fannie Mae Whole Loan:
"1A2", Series 2003-W4, 3.063%, 4/25/2038                                           1,917,439           1,907,606
"3A", Series 2004-W8, 7.5%, 6/25/2044                                             11,615,492          12,290,721
Federal Home Loan Mortgage Corp.:
"QC", Series 2663, 4.0%, 7/15/2021                                                11,560,000          11,461,999
"HA", Series 2886, 4.25%, 3/15/2017                                                4,188,000           4,190,787
"BC", Series 2903, 4.5%, 1/15/2018                                                15,600,000          15,608,755
"DE", Series 2892, 4.5%, 12/15/2017                                               18,540,000          18,554,051
"AK", Series 2903, 5.0%, 6/15/2021                                                14,580,000          14,731,556
"AP", Series 2929, 5.0%, 1/15/2019                                                11,916,768          12,037,323
"BT", Series 2448, 6.0%, 5/15/2017                                                    16,333              16,888
Federal National Mortgage Association:
"KQ", Series 2003-92, 3.5%, 6/25/2023                                             20,000,000          19,624,808
"BC", Series 2005-14, 4.5%, 10/25/2017                                            13,000,000          12,964,038
"OA", Series 2005-14, 5.0%, 11/25/2019                                             8,080,000           8,150,020
"PD", Series G94-10, 6.5%, 9/17/2009                                               4,351,576           4,457,956
                                                                                                   -------------
Total Collateralized Mortgage Obligations (Cost $144,189,094)                                        142,045,746


Government National Mortgage Association 1.2%
Government National Mortgage Association:
7.0% with various maturities from 6/15/2012 until 6/15/2017                        5,201,665           5,497,047
8.0% with various maturities from 1/15/2010 until 8/15/2012                        1,655,136           1,752,926
8.5%, 11/15/2009                                                                   1,216,290           1,241,174
9.5%  with various maturities from 12/15/2016 until 7/15/2020                          2,848               3,157
11.5%, 4/15/2019                                                                   1,789,312           1,991,675
                                                                                                   -------------
Total Government National Mortgage Association (Cost $10,698,474)                                     10,485,979


                                                                                      Shares            Value ($)
                                                                                      ------            ---------

Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $111,878,783)                                                              111,878,783         111,878,783
                                                                                                   -------------
Cash Equivalents 8.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $75,076,087)                                                                75,076,087          75,076,087
                                                                                                   -------------

                                                                                    % of
                                                                                   Net Assets          Value ($)
                                                                                   ----------          ---------

Total Investment Portfolio  (Cost $1,070,836,654)                                      115.6       1,040,847,484
Other Assets and Liabilities, Net                                                      -15.6        -140,101,212
                                                                                                   -------------
Net Assets                                                                             100.0         900,746,272
                                                                                                   =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                   Maturity           Principal       Acquisition
Security                  Coupon     Date              Amount         Cost($)            Value($)
-----------------------------------------------------------------------------------------------------
Green Tree Financial
Corp.                      8.45   7/15/2027    USD      6,546,356     7,182,385                 655
-----------------------------------------------------------------------------------------------------


(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $109,823,172, which is 12.2% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Bond Fund


                                By: /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Bond Fund

                                By: /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005